Changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance	[1]	₩ 119,458	₩ 127,348
Included in profit or loss:
Current service cost		179,390	172,490
Past service cost		9,069	(1,588)
Interest expense (income)		2,208	2,917
Settlement expense (income)		(306)	(29)
Subtotal		190,361	173,790
Included in other comprehensive income:
Demographic assumptions		18	(7,584)
Financial assumptions		(44,424)	53,475
Experience adjustment		2,957	8,001
Return on plan assets excluding interest income		20,027	21,719
Subtotal		(21,422)	75,611
Other:
Benefits paid by the plan		(6,047)	(7,003)
Contributions paid into the plan		(239,838)	(252,858)
Settlement gain or loss		1,358	216
Business combination (Note 47)		848	2,367
Effect of movements in exchange rates		(578)	(13)
Others		0	0
Subtotal		(244,257)	(257,291)
Ending balance	[1]	44,140	119,458
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		2,063,102	1,841,982
Included in profit or loss:
Current service cost		179,390	172,490
Past service cost		9,069	(1,588)
Interest expense (income)		57,674	57,253
Settlement expense (income)		(306)	(29)
Subtotal		245,827	228,126
Included in other comprehensive income:
Demographic assumptions		18	(7,584)
Financial assumptions		(44,424)	53,475
Experience adjustment		2,957	8,001
Return on plan assets excluding interest income		0	0
Subtotal		(41,449)	53,892
Other:
Benefits paid by the plan		(83,614)	(87,066)
Contributions paid into the plan		(268)	0
Settlement gain or loss		(2,695)	216
Business combination (Note 47)		2,139	25,965
Effect of movements in exchange rates		(578)	(13)
Others		0	0
Subtotal		(85,016)	(60,898)
Ending balance		2,182,464	2,063,102
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		(1,943,644)	(1,714,634)
Included in profit or loss:
Current service cost		0	0
Past service cost		0	0
Interest expense (income)		(55,466)	(54,336)
Settlement expense (income)		0	0
Subtotal		(55,466)	(54,336)
Included in other comprehensive income:
Demographic assumptions		0	0
Financial assumptions		0	0
Experience adjustment		0	0
Return on plan assets excluding interest income		20,027	21,719
Subtotal		20,027	21,719
Other:
Benefits paid by the plan		77,567	80,063
Contributions paid into the plan		(239,570)	(252,858)
Settlement gain or loss		4,053	0
Business combination (Note 47)		(1,291)	(23,598)
Effect of movements in exchange rates		0	0
Others		0	0
Subtotal		(159,241)	(196,393)
Ending balance		₩ (2,138,324)	₩ (1,943,644)

[1]	The net defined benefit obligation of W119,458 million as of December 31, 2019 is the net defined benefit liability of W121,140 million less the net plan assets of W1,682 million. In addition, the net defined benefit obligation of W44,140 million as of December 31, 2020 is the net defined benefit liability of W62,514 million less the net plan assets of W18,374 million.